CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 5,567	$ 5,199
Restricted cash	922	885
Trade receivables, net	1,362	1,894
Financing receivables, net	21,976	20,039
Inventories, net	7,410	6,260
Property, plant and equipment, net	7,090	6,154
Investments in unconsolidated subsidiaries and affiliates	645	594
Equipment on operating leases, net	1,059	821
Goodwill	2,504	2,510
Other Intangible assets, net	810	780
Deferred tax assets	1,679	1,529
Derivative assets	261	159
Other assets	2,558	2,141
Total Assets	53,843	48,965
Debt	29,866	27,052
Trade payables	7,369	6,389
Deferred tax liabilities	385	210
Pension, postretirement and other post-employment benefits	2,427	2,564
Derivative liabilities	94	128
Other liabilities	8,735	7,790
TOTAL LIABILITIES	48,876	44,133
Redeemable Noncontrolling interest	12	7
Common shares, € 0.01, par value; issued 1,350,073,530 common shares and 468,994,386 special voting shares in 2013; € 1.50 par value, issued 1,222,560,247 common shares in 2012	25	2,565
Additional paid in capital	4,283	577
Retained earnings	1,966	1,693
Accumulated other comprehensive income (loss)	(1,373)	(911)
Noncontrolling interests	54	901
Equity	4,955	4,825
TOTAL EQUITY AND LIABILITIES	53,843	48,965
Variable Interest Entities [Member]
Restricted cash	900	881
Financing receivables, net	12,379	12,111
Equipment on operating leases, net	116	125
Total Assets	13,395	13,117
Debt	12,871	12,535
TOTAL LIABILITIES	$ 12,871	$ 12,535